Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2016	2017

Prepaid expenses	$2,601	$2,659
Government authorities	3,426	4,900
Related parties	1,603	314
Other	857	770

	$8,487	$8,643